Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34153
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Entity Address, Address Line One	25 Wilton Road
Entity Address, City or Town	London SW1V 1LW
Entity Address, Country	GB